Loss Contingencies Arising From Representations And Warranties of Our Discontinued Mortgage Operations (Contingency Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Loss Contingencies [Line Items]
Document Fiscal Year Focus	2018
SCC
Loss Contingency Accrual [Roll Forward]
Balance, beginning of the year	$ 4,500	$ 65,265	$ 149,765
Loss provisions	0	235	4,000
Payments	(4,500)	(61,000)	(88,500)
Balance, end of the year	$ 0	$ 4,500	$ 65,265